Shareholder Fees - FidelityNASDAQCompositeIndexFund-PRO	Jan. 28, 2023 USD ($)
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none